Statements of Financial Condition (Parenthetical) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Investments, cost	$ 15,490,450	$ 20,143,933
General Partner, Units outstanding	16,128.779	25,284.926
Limited Partners, Units outstanding	1,432,900.898	2,103,088.597
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
General Partner, Units outstanding	28,084.145	38,316.597
Limited Partners, Units outstanding	2,520,753.466	3,285,860.484
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
General Partner, Units outstanding	39,044.365	55,189.877
Limited Partners, Units outstanding	3,535,764.033	4,713,198.629
Ceres Tactical Currency L.P. [Member]
General Partner, Units outstanding	12,676.699	15,710.066
Limited Partners, Units outstanding	1,016,152.188	1,322,204.340
Investments in U.S. Treasury Bills [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Investments, cost	$ 12,989,784	$ 55,497,357
Investments in U.S. Treasury Bills [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investments, cost	$ 0	$ 21,748,974